Income Taxes (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Accounts receivable		$ 5,548
Other reserves	31,909	7,554
Standby letter of credit reserve		285,000
Start-up costs	376,337	382,902
Net operating loss carryforwards	2,336,718	1,474,121	42,556
Total deferred tax assets	2,744,964	2,155,125	42,556
Less: valuation allowances	(2,744,964)	(2,155,125)	(42,556)
Net deferred tax assets